Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Short-Term Government Bond Index Fund - Institutional Shares | Vanguard Short-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	$ 9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Government Bond Index F
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Long-Term Government Bond Index Fund - Institutional Shares | Vanguard Long-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Short-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	54
5 YEAR	76
10 YEAR	140
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Expense Example, No Redemption:
1 YEAR	59
3 YEAR	79
5 YEAR	101
10 YEAR	165
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares | Vanguard Long-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	109
3 YEAR	129
5 YEAR	150
10 YEAR	214
Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares | Vanguard Mortgage-Backed Securities Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Explorer Value Fund - Investor Shares | Vanguard Explorer Value Fund
Expense Example, No Redemption:
1 YEAR	62
3 YEAR	195
5 YEAR	340
10 YEAR	762
Vanguard Russell 1000 Index Fund - Institutional Shares | Vanguard Russell 1000 Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 1000 Value Index Fund - Institutional Shares | Vanguard Russell 1000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Russell 1000 Growth Index Fund - Institutional Shares | Vanguard Russell 1000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 2000 Index Fund - Institutional Shares | Vanguard Russell 2000 Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Russell 2000 Value Index Fund - Institutional Shares | Vanguard Russell 2000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
Vanguard Russell 2000 Growth Index Fund - Institutional Shares | Vanguard Russell 2000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Russell 3000 Index Fund - Institutional Shares | Vanguard Russell 3000 Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Short-Term Government Bond Index Fund - Signal Shares | Vanguard Short-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Government Bond Index F
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Long-Term Government Bond Index Fund - Signal Shares | Vanguard Long-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Short-Term Corporate Bond Index Fund - Signal Shares | Vanguard Short-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	39
3 YEAR	70
5 YEAR	104
10 YEAR	204
Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Expense Example, No Redemption:
1 YEAR	64
3 YEAR	95
5 YEAR	129
10 YEAR	228
Vanguard Long-Term Corporate Bond Index Fund - Signal Shares | Vanguard Long-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	114
3 YEAR	145
5 YEAR	178
10 YEAR	277
Vanguard Mortgage-Backed Securities Index Fund - Signal Shares | Vanguard Mortgage-Backed Securities Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Short-Term Government Bond Index Fund - ETF Shares | Vanguard Short-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Government Bond Index F
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Long-Term Government Bond Index Fund - ETF Shares | Vanguard Long-Term Government Bond Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Short-Term Corporate Bond Index Fund - ETF Shares | Vanguard Short-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Corporate Bond Index Fu
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Long-Term Corporate Bond Index Fund - ETF Shares | Vanguard Long-Term Corporate Bond Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Mortgage-Backed Securities Index Fund - ETF Shares | Vanguard Mortgage-Backed Securities Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Russell 1000 Index Fund - ETF Shares | Vanguard Russell 1000 Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Russell 1000 Value Index Fund - ETF Shares | Vanguard Russell 1000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Russell 1000 Growth Index Fund - ETF Shares | Vanguard Russell 1000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Russell 2000 Index Fund - ETF Shares | Vanguard Russell 2000 Index Fund
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Russell 2000 Value Index Fund - ETF Shares | Vanguard Russell 2000 Value Index Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Vanguard Russell 2000 Growth Index Fund - ETF Shares | Vanguard Russell 2000 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Russell 3000 Index Fund - ETF Shares | Vanguard Russell 3000 Index Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	$ 205